MUTUAL OF AMERICA
LIFE INSURANCE COMPANY
320 PARK AVENUE NEW YORK NY 10022-6839 212 224 1840 212 224 2518 FAX

AMY LATKIN VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL CORPORATE LAW

February 24, 2020

Via EDGAR correspondence

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Separate Account No. 2 (IRA/FPA Contracts) (the “Registrant”)

Registration Statement on Form N-4 (File no. 002-90201 and 811-03996)

Post-effective amendment to Rule 485(a)(1) of the Securities Act of 1933

Ladies and Gentlemen:

Contemporaneously herewith the above named Registrant is filing a post-effective amendment under Rule 485(a)(1) of the Securities Act of 1933. This is to advise that the post-effective amendment includes the elimination of the waiver of the Monthly Contractholder Charge for Plans that have at least $15 million in consolidated assets, effective July 1, 2020.

For your convenience, please contact us so that we can provide you with a prospectus marked to show changes from the last post-effective amendment filed under Rule 485(b) of the Securities Act of 1933. You can reach me at the above telephone number, or by e-mail to amy.latkin@mutualofamerica.com.

Sincerely,

/s/ Amy Latkin

Amy Latkin

Vice President and

Associate General Counsel